LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

350 CHURCH STREET

HARTFORD, CT 06103

SCOTT C. DUROCHER

ASSISTANT VICE PRESIDENT

AND SENIOR COUNSEL

Phone: 860-466-1222

Scott.Durocher@LFG.com

VIA EDGAR

April 12, 2017

Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Re:                             Post-Effective Amendment No. 1 to the Registration Statement

on Form N-4 for Lincoln Life & Annuity Variable Annuity Account H of

Lincoln Life & Annuity Company of New York (File No. 333-214112)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln Life & Annuity Variable Annuity Account H (the “Account”), we are transmitting for filing under Rule 485(b) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 1 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 316 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485. As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

Scott C. Durocher